Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

Fleet Lease

In December 2019, the Company and Enterprise FM Trust (the Lessor) entered into a Master Equity Lease Agreement whereby the Company leases vehicles to be delivered by the Lessor from time to time with various monthly costs depending on whether the vehicles are delivered for a term of 24 or 36 months, commencing on each corresponding delivery date. The leased vehicles are for use by eligible employees of the Company’s commercial operations personnel. As of March 31, 2023, there was a total of 25 leased vehicles. The Company maintains a letter of credit as collateral in favor of the Lessor, which was included in restricted cash in the condensed consolidated balance sheet. As December 31, 2022, this letter of credit was $0.3 million, which was released by the Lessor during the quarter ended March 31, 2023. The Company determined that the leased vehicles are accounted for as operating leases under ASC 842. In September 2022, the Company extended the lease term for an additional 12 months for the vehicles with a term of 24 months. The Company determined that such extension is accounted for as a modification, for which the Company reassessed the lease classification and the incremental borrowing rate on the modification date and accounted for accordingly.

2020 Lease and the First Amendment

On October 3, 2019, the Company entered into an office lease for approximately 24,474 square feet (the High Bluff Premises) pursuant to a non-cancelable lease agreement (the 2020 Lease). The 2020 Lease commenced on April 1, 2020 and will expire on September 30, 2025, unless terminated earlier in accordance with its terms. The Company has a right to extend the term of the lease for an additional five years, although at this time the Company does not anticipate exercising such extension. The Company provided the landlord with a $750,000 security deposit in the form of a letter of credit for the High Bluff Premises. On April 14, 2020, the Company entered into the first amendment to the 2020 Lease for an additional 8,816 rentable square feet of the same office location (the Expansion Premises), which commenced on September 1, 2020 and will expire on September 30, 2025. The Company provided an additional $50,000 in a letter of credit for the Expansion Premises. As of December 31, 2022, restricted cash maintained as collateral for the Company’s security deposit was $0.8 million.

On March 20 2023, the Company received a notice of default from its landlord for failing to timely pay March 2023 rent, resulting in a breach under the agreement. As a result, the Company’s letter of credit in the amount of $0.8 million, in restricted cash, was recovered by the landlord. As of the date of the filing of the Quarterly Report we are unable to estimate the amount of damages the landlord may seek, if any, as a result of the breech. On March 31, 2023, the Company vacated the High Bluff Premises. Subsequent to March 31, 2023, the Company reached a settlement with the landlord to release the remaining future lease payment of $5.3 million.

2022 Sublease

On May 27, 2022, the Company entered into a sublease agreement with AMN Healthcare, Inc. (AMN), pursuant to which the Company agreed to sublease 16,637 rentable square feet of the High Bluff Premises to AMN for a term commencing on June 15, 2022 and ending coterminous with the 2020 Lease on September 30, 2025, in exchange for the sum of approximately $87,000 per month, subject to an annual 3.5% increase each year. Gross sublease income was $0.3 million for the three months ended March 31, 2023.

Supplemental Financial Statement Information

		Three Months Ended March 31,
Lease Cost (in thousands)	Classification	2023	2022
Operating lease expense	Research and development	$66	$86
Operating lease expense	Selling and marketing	159	231
Operating lease expense	General and administrative	231	259
Total		$456	$576

Lease Term and Discount Rate	March 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term (in years)	2.35	2.68
Weighted Average Discount Rate	12%	12%

Maturity of Operating Lease Liabilities (in thousands)	March 31, 2023
Remainder of 2023 (9 months)	$1,774
Year ending December 31, 2024	2,312
Year ending December 31, 2025	1,511
Total lease payments	5,597
Less: imputed interest	(744)
Total	$4,853

	Three Months Ended March 31,
Other information (in thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows in operating leases	$610	$634

Other Contractual Commitments

In November 2019, the Company entered into a supply and manufacturing agreement with a third party to manufacture Phexxi, with potential to manufacture other product candidates in accordance with all applicable current good manufacturing practice regulations, pursuant to which the Company has certain minimum purchase commitments based on the forecasted product sales. The amounts purchased under the supply and manufacturing agreement were none for both the three months ended March 31, 2023 and 2022.

Contingencies

From time to time the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business.

As of March 31, 2023, there were no other claims or actions pending against the Company which management believes has a probable, or reasonably possible, probability of an unfavorable outcome. However, the Company may receive trade payable demand letters from its vendors that could lead to potential litigation. As of March 31, 2023, approximately 65% of our trade payables were greater than 90 days past due.

In April 2023, the Company received a Paragraph IV certification notice letter (the “Padagis Notice Letter”) regarding an Abbreviated New Drug Application (“ANDA”) submitted to the FDA by Padagis Israel Pharmaceuticals Inc. (“Padagis”). The ANDA seeks approval from the FDA to commercially manufacture, use, or sell a generic version of Phexxi® under 21 U.S.C. § 355(j) prior to the expiration of United States Patent Nos. 10,568,855; 11,337,989; and 11,439,610 listed in the FDA’s Orange Book: Approved Drug Products with Therapeutic Equivalence Evaluations (collectively the “Phexxi Patents”). In the Padagis Notice Letter, Padagis claims that the Phexxi Patents are invalid under various grounds.

On June 1, 2023, the Company filed a complaint for patent infringement in Evofem Biosciences, Inc. et al. v. Padagis Israel Pharmaceuticals, et al., in the United States District Court for the District of New Jersey.  The case was assigned number 2:23-cv-03003.  The complaint alleges that Padagis’ proposed generic version of Phexxi infringes the Phexxi Patents. The relief sought by the Company is a declaration of infringement and an injunction of FDA approval of Padagis’ proposed generic version of Phexxi until expiration of the Phexxi Patents in 2033.  Until the earlier of final judgment or the passage of 30 months from the receipt of the Padagis Notice Letter, the FDA is prohibited from approving Padagis’ ANDA to market its proposed generic version of Phexxi. The Company subsequently filed a substantively identical action in the United States District Court for the District of Delaware, Evofem Biosciences, Inc. et al. v. Padagis Israel Pharmaceuticals, et al., which was assigned number 1:23-cv-00606-UNA. The Company is not aware of any answer or counterclaim filed by Padagis in either action against the Company at this time.

Intellectual Property Rights

In 2014, the Company entered into an amended and restated license agreement (the Rush License Agreement) with Rush University Medical Center (Rush University) pursuant to which Rush University granted the Company an exclusive, worldwide license of certain patents and know-how related to its multipurpose vaginal pH modulator technology. For the U.S. patent that we licensed from Rush University, three Orders Granting Interim Extension (OGIEs) were received from the USPTO, extending the expiration of this patent to September 2023. Pursuant to the Rush License Agreement, the Company is obligated to pay to Rush University an earned royalty based upon a percentage of net sales in the range of mid-single digits. In September 2020, the Company entered into the first amendment to the Rush License Agreement, pursuant to which the Company is also obligated to pay a minimum annual royalty amount of $100,000 to the extent the earned royalties do not equal or exceed $100,000 commencing January 1, 2021. Such royalty costs, included in cost of goods sold, were an immaterial amount and $0.3 million amount for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023 and December 31, 2022, approximately $0.6 million were included in accrued expenses in the condensed consolidated balance sheets.

8. Commitments and Contingencies

Operating Leases

Fleet Lease

In December 2019, the Company and Enterprise FM Trust (the Lessor) entered into a Master Equity Lease Agreement whereby the Company leases vehicles to be delivered by the Lessor from time to time with various monthly costs depending on whether the vehicles are delivered for a term of 24 or 36 months, commencing on each corresponding delivery date. The leased vehicles are for use by eligible employees of the Company’s commercial operations personnel. The Company maintains a letter of credit as collateral in favor of the Lessor, which was included in restricted cash in the consolidated balance sheet. As of December 31, 2022 and 2021, this letter of credit was $0.3 million. The Company determined that the leased vehicles are accounted for as operating leases under ASC 842. In September 2022, the Company extended the lease term for an additional 12 months for the vehicles with a term of 24 months. The Company determined that such extension is accounted for as a modification, for which the Company reassessed the lease classification and the incremental borrowing rate on the modification date and accounted for accordingly.

2020 Lease and the First Amendment

On October 3, 2019, the Company entered into an office lease for approximately 24,474 square feet (the Existing Premises) pursuant to a non-cancelable lease agreement (the 2020 Lease). The 2020 Lease commenced on April 1, 2020 and will expire on September 30, 2025, unless terminated earlier in accordance with its terms. The Company has a right to extend the term of the lease for an additional five years and does not anticipate exercising such extension. The Company provided the landlord with a $750,000 security deposit in the form of a letter of credit for the Existing Premises. On April 14, 2020, the Company entered into the first amendment to the 2020 Lease for an additional 8,816 rentable square feet of the same office location (the Expansion Premises), which commenced on September 1, 2020 and will expire on September 30, 2025. The Company provided an additional $50,000 in a letter of credit for the Expansion Premises. As of December 31, 2022 and 2021, restricted cash maintained as collateral for the Company’s security deposit was $0.8 million. See default under lease agreement discussion within Note 14 – Subsequent Events for information regarding breach of the 2020 lease subsequent to December 31, 2022.

2022 Sublease

On May 27, 2022, the Company entered into a sublease agreement with AMN Healthcare, Inc. (AMN), pursuant to which the Company agreed to sublease 16,637 rentable square feet of the Existing Premises to AMN for a term commencing on June 15, 2022 and ending coterminous with the 2020 Lease on September 30, 2025, in exchange for the sum of approximately $87,000 per month, subject to an annual 3.5% increase each year. Gross sublease income was $0.6 million for the year ended December 31, 2022. Sublease income expected to be received from AMN is $1.0 million, $1.1 million and $0.9 million in each of the years ended December 31, 2023, 2024 and 2025, respectively.

		Year Ended December 31,
Lease Cost (in thousands)	Classification	2022	2021
Operating lease expense	Research and development	$210	$499
Operating lease expense	Selling and marketing	886	1,012
Operating lease expense	General and administrative	597	827
Total		$1,693	$2,338

Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term (in years)	2.68	3.58
Weighted Average Discount Rate	12%	12%

Maturity of Operating Lease Liabilities (in thousands)	Year Ended December 31
2023	$2,581
2024	2,360
2025	1,521
Total lease payments	6,462
Less: imputed interest	(1,018)
Total	$5,444

Other information (in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows in operating leases	$2,639	$2,426

Other Contractual Commitments

In November 2019, the Company entered into a supply and manufacturing agreement with a third-party to manufacture Phexxi, with potential to manufacture other product candidates in accordance with all applicable current good manufacturing practice regulations, pursuant to which the Company has certain minimum purchase commitments based on the forecasted product sales. The amounts purchased under the supply and manufacturing agreement were $1.0 million and $3.0 million for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the $1.0 million remains unpaid.

Contingencies

From time to time the Company may be involved in various lawsuits, legal proceedings, or claims that arise in the ordinary course of business. On December 14, 2020, a trademark dispute captioned TherapeuticsMD, Inc. v Evofem Biosciences, Inc., filed in the United States District Court for the Southern District of Florida against the Company, alleging trademark infringement of certain trademarks owned by TherapeuticsMD under federal and state law (Case No. 9:20-cv-82296). On July 17, 2022, the Company settled the lawsuit with TherapeuticsMD, pursuant to which the Company agreed to rebrand its product by July 2024 to coincide with its marketing objectives.

As of December 31, 2022, there were no other claims or actions pending against the Company, which management believe has a probable, or reasonably possible, probability of an unfavorable outcome. However, the Company may receive trade payable demand letters from its vendors that could lead to potential litigation. As of December 31, 2022, approximately 56.7% of our trade payables were greater than 90 days past due.

Intellectual Property Rights

In 2014, the Company entered into an amended and restated license agreement (the Rush License Agreement) with Rush University Medical Center (Rush University) pursuant to which Rush University granted the Company an exclusive, worldwide license of certain patents and know-how related to its multipurpose vaginal pH modulator technology. Pursuant to the Rush License Agreement, the Company is obligated to pay to Rush University an earned royalty based upon a percentage of net sales in the range of mid-single digits. In September 2020, the Company entered into the first amendment to the Rush License Agreement, pursuant to which the Company is also obligated to pay a minimum annual royalty amount of $100,000 to the extent the earned royalties do not equal or exceed $100,000 commencing January 1, 2021. Such royalty costs, included in cost of goods sold, were $1.1 million and $0.2 million for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, approximately $0.6 million and immaterial were included in accrued expenses in the consolidated balance sheets.